Condensed Financial Statements of the Company - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member]	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets
Cash and cash equivalents	¥ 11,878,570	$ 1,698,613	¥ 57,595,302
Short-term investment	89,408,300	12,785,217	88,685,783
Prepayments and other current assets	9,631,175	1,377,240
Total current assets	542,440,380	77,567,943	417,201,208
Non-current assets
Digital assets	730,150,140	104,410,081
Long-term investment (note 8)			8,490,163
Total non-current assets	730,150,140	104,410,081	8,490,163
Total assets	1,272,590,520	181,978,024	425,691,371
Current liabilities
Shareholder loans, at amortized cost	18,175,877	2,599,116	79,310,982
Share of losses in excess of investments in subsidiaries and VIEs	336,098,107	48,061,390	258,511,591
Accrued expenses and other current liabilities	250,846,491	35,870,571	16,461,536
Convertible loans, at amortized cost			3,500,000
Total current liabilities	610,277,897	87,268,579	357,784,109
Non-current liabilities
Convertible loans, at fair value			10,076,081
Shareholder loans, at amortized cost	16,483,576	2,357,120
Convertible loans, at amortized cost	137,501,657	19,662,475
Other non-current liabilities	10,405,554	1,487,974	10,405,554
Total non-current liabilities	164,390,787	23,507,569	20,481,635
Total liabilities	774,668,684	110,776,148	378,265,744
Shareholders’ equity
Additional paid-in capital	2,498,773,335	357,319,835	1,984,763,325
Accumulated deficit	(2,171,418,608)	(310,508,732)	(1,814,578,760)
Accumulated other comprehensive loss	(125,758,629)	(17,983,245)	(131,840,166)
Total shareholders’ equity	497,921,836	71,201,875	47,425,627
Total liabilities, mezzanine equity and shareholders’ equity	1,272,590,520	181,978,023	425,691,371
Related Party [Member]
Current assets
Amounts due from related parties	431,522,335	61,706,873	270,920,123
Current liabilities
Amounts due to related parties	5,157,422	737,502
Class A Ordinary Shares [Member]
Shareholders’ equity
Ordinary shares value	65,584,619	9,378,476	8,984,639
Class B Ordinary Shares [Member]
Shareholders’ equity
Ordinary shares value	196,479	28,096	96,589
Convertible Preferred Shares [Member]
Shareholders’ equity
Convertible preferred shares	¥ 230,544,640	$ 32,967,445